Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan

A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2015	13,709	One-third every anniversary	3 years

April, 2015	4,915	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

June, 2015	10,920	One-third every anniversary	3 years

June, 2015	4,912	Third anniversary	3 years

June, 2015	6,750	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

December, 2015	429	Third anniversary	3 years

February, 2016	19,012	One-third every anniversary	3 years

February, 2016	147,000	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

February, 2016	63,000	Fifth anniversary	5 years

May, 2016	7,899	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

May, 2016	4,739	One-third every anniversary	3 years

June, 2016	25,280	One-third every anniversary	3 years

June, 2016	7,925	Third anniversary	3 years

September, 2016	6,668	Third anniversary	3 years

September, 2016	5,005	One-third every anniversary	3 years

February, 2017	22,012	One-third every anniversary	3 years

June, 2017	11,980	One-third every anniversary	3 years

June, 2017	2,237	Third anniversary	3 years

February, 2018	21,556	7% first month 31% first three anniversaries	3 years

February, 2018	14,379	33% first three anniversaries	3 years

February, 2018	1,316	15% first three anniversaries	5 years
		25% fourth 30% fifth anniversary

July, 2018	6,104	Third anniversary	3 years

Summary of Non-vested Stock Award Activity

A summary of the non-vested stock award activity under the plan as of December 31, 2018 and 2017 with changes during these years is as follows (in number of shares):

	2018	2017	2016
Non-vested as of January 1	304,153	333,183	139,962
Granted	43,355	36,229	291,872
Vested	(72,045)	(62,224)	(94,208)
Forfeited	(3,559)	(3,035)	(4,443)

Non-vested as of December 31	271,904	304,153	333,183